Payments, by Category - USD ($) $ in Millions	Taxes	Royalties	Fees	Prod. Entitlements	Comm. Social Resp.	Total Payments
Total	$ 9.6	$ 441.3	$ 39.0	$ 17.7	$ 1.5	$ 509.1